Accounts Receivable Securitization	9 Months Ended
Sep. 30, 2011
Accounts Receivable Securitization

(7) Accounts Receivable Securitization

JWPR Corporation

Prior to November 2010, the Company and certain of its subsidiaries entered into an agreement (the “Receivables Facility”) as amended, whereby they sell, on a continuous basis, certain trade receivables to JWPR Corporation (“JWPRC”), a wholly-owned, consolidated, special purpose, bankruptcy-remote subsidiary of the Company. JWPRC was formed in March 2001 for the sole purpose of buying and selling receivables generated by the Company and certain of its subsidiaries party to the Receivables Facility. JWPRC sold an undivided interest in the accounts receivable to a nonconsolidated financial institution (the “Conduit”) for an amount equal to the value of all eligible receivables (as defined under the receivables sale agreement between JWPRC and the Conduit) less the applicable reserve. The total potential for securitization of trade receivables under the Receivables Facility at December 31, 2009 was $50,000. In November 2010, JWPRC terminated this Receivables Facility.

JDER Limited

Also, prior to November 2010, certain subsidiaries of the Company entered into agreements to sell, on a continuous basis, certain trade receivables originated in the United Kingdom, France and Spain to JDER Limited (“JDER”), a wholly-owned, consolidated, special purpose, bankruptcy-remote indirect subsidiary of the Company (the “European Receivables Facility”). JDER was formed in September 2009 for the sole purpose of buying and selling receivables originated by subsidiaries subject to the European Receivables Facility. JDER sold an undivided interest in the accounts receivable to a nonconsolidated financial institution (the “European Conduit”) for an amount equal to the value of the eligible receivables less the applicable reserve. The total amount available for securitization of trade receivables under the European Receivables Facility is €50,000. In November 2010, JDER terminated the European Receivables Facility.

Effective January 1, 2010, the accounting treatment for the Company’s receivables securitization facilities (see Note 2) required that accounts receivable sold to the Conduit and to the European Conduit be included in accounts receivable, with a corresponding increase in short-term borrowings.

As a result of the facility terminations, JDER repurchased the remaining receivables transferred to the European Conduit, and transferred its retained interest in receivables back to the subsidiaries that originated them; JWPRC did not have any receivables outstanding with the Conduit. Accordingly, $2,826 of unamortized fees were written off and included in interest expense in the Company’s consolidated statements of operations. Prior to the write-off, the Company had recorded amortization of debt issuance costs in the amount of $1,060 in 2010, which is included in interest expense in the Company’s consolidated statements of operations.

As of December 31, 2010 and December 31, 2009, the Company had a retained interest of $0 and $60,048, respectively, in the receivables of JWPRC, and of $0 and $110,445, respectively, in the receivables of JDER. The retained interest is included in the accounts receivable balance and is reflected in the consolidated balance sheets at estimated fair value. Prior to the effective date of the change in accounting treatment, as of December 31, 2009, the European Conduit held $18,703, of accounts receivable that were not included in the accounts receivable balance in the Company’s consolidated balance sheet.

Costs associated with the sale of beneficial interests in the receivables vary on a monthly basis and are generally related to the commercial paper rate and administrative fees associated with the overall program facility. Such costs were $1,643, $1,680 and $2,195 for the fiscal year ended December 31, 2010, December 31, 2009 and December 28, 2008, respectively, and are included in interest expense in the consolidated statements of operations.